TAXES PAYABLES	12 Months Ended
Dec. 31, 2018
TAXES PAYABLES
TAXES PAYABLES

NOTE 16 –TAXES PAYABLES

Taxes payables consist of the following:

	As of December 31,
	2018	2017
Current
Income tax (*)	12	2,122
Other national taxes	676	475
Provincial taxes	1,451	34
Municipal taxes	180	112
	2,319	2,743

Non-current
Other national taxes	—	4
Provincial taxes	26	—
	26	4
Total taxes payables	2,345	2,747

(*) Include 2 corresponding to Tax Regularization Regime - Law No. 26,476 as of December 31, 2018.

Information on the composition of Income tax benefit (expense) included in the consolidated financial statements is disclosed Note 15.